UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue
         Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     October 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $215,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5330    77740 SH       SOLE                    77740        0        0
AT&T INC                       COM              00206R102     7955   211018 SH       SOLE                   211018        0        0
CBS CORP NEW                   CL B             124857202     5187   142727 SH       SOLE                   142727        0        0
CHEVRON CORP NEW               COM              166764100     7688    65954 SH       SOLE                    65954        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     5369    47631 SH       SOLE                    47631        0        0
ENNIS INC                      COM              293389102     5189   316186 SH       SOLE                   316186        0        0
EXXON MOBIL CORP               COM              30231G102      609     6659 SH       SOLE                     6659        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     5003   139554 SH       SOLE                   139554        0        0
GENERAL ELECTRIC CO            COM              369604103     5405   237827 SH       SOLE                   237827        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     5024   108557 SH       SOLE                   108557        0        0
HEINZ H J CO                   COM              423074103     4980    88939 SH       SOLE                    88939        0        0
HOME DEPOT INC                 COM              437076102    19037   315305 SH       SOLE                   315305        0        0
HUBBELL INC                    CL B             443510201     4940    61161 SH       SOLE                    61161        0        0
ISHARES TR                     S&P 500 INDEX    464287200      587     4062 SH       SOLE                     4062        0        0
ISHARES TR                     BARCLY USAGG B   464287226      408     3624 SH       SOLE                     3624        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      555    10480 SH       SOLE                    10480        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      399     4044 SH       SOLE                     4044        0        0
ISHARES TR                     DJ US REAL EST   464287739     5024    77985 SH       SOLE                    77985        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      356     4623 SH       SOLE                     4623        0        0
ITC HLDGS CORP                 COM              465685105     5054    66863 SH       SOLE                    66863        0        0
JOHNSON & JOHNSON              COM              478160104     7651   111028 SH       SOLE                   111028        0        0
JPMORGAN CHASE & CO            COM              46625H100     5102   126040 SH       SOLE                   126040        0        0
KELLOGG CO                     COM              487836108     7451   144231 SH       SOLE                   144231        0        0
MCDONALDS CORP                 COM              580135101     7503    81780 SH       SOLE                    81780        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     4793   146394 SH       SOLE                   146394        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     5185    95890 SH       SOLE                    95890        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     5183    84608 SH       SOLE                    84608        0        0
PACKAGING CORP AMER            COM              695156109     5525   152109 SH       SOLE                   152109        0        0
PAYCHEX INC                    COM              704326107     5079   152581 SH       SOLE                   152581        0        0
PEPSICO INC                    COM              713448108     5076    71727 SH       SOLE                    71727        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4994    79144 SH       SOLE                    79144        0        0
PROCTER & GAMBLE CO            COM              742718109     5088    73359 SH       SOLE                    73359        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     7268   101942 SH       SOLE                   101942        0        0
SONOCO PRODS CO                COM              835495102     4884   157604 SH       SOLE                   157604        0        0
SOUTHERN CO                    COM              842587107     4982   108097 SH       SOLE                   108097        0        0
TUPPERWARE BRANDS CORP         COM              899896104     4799    89545 SH       SOLE                    89545        0        0
UNILEVER N V                   N Y SHS NEW      904784709     5101   143759 SH       SOLE                   143759        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4750    66363 SH       SOLE                    66363        0        0
US BANCORP DEL                 COM NEW          902973304     5171   150678 SH       SOLE                   150678        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      200     2450 SH       SOLE                     2450        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5277   115804 SH       SOLE                   115804        0        0
WELLS FARGO & CO NEW           COM              949746101     5030   145676 SH       SOLE                   145676        0        0
WORTHINGTON INDS INC           COM              981811102     5270   243299 SH       SOLE                   243299        0        0